STOCK-BASED COMPENSATION - Stock option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Balance as of beginning	85,000	85,000
Stock options granted	168,500	0
Stock options exercised	(55,000)
Balance as of ending	198,500	85,000	85,000
Options exercisable as of December 31, 2021	95,544
Options vested and expected to vest as of December 31, 2021	198,500
Weighted Average Exercise Price Per Share
Balance as of beginning	$ 0.63	$ 0.63
Stock options granted	6.01
Stock options exercised	0.10
Balance as of ending	5.35	$ 0.63	$ 0.63
Options exercisable as of December 31, 2021	4.40
Options vested and expected to vest as of December 31, 2021	$ 5.35
Weighted Average Remaining Contractual Term (in years)
Balance	9 years 1 month 9 days	7 years 5 months 23 days	8 years 5 months 23 days
Options exercisable as of December 31, 2021	8 years 9 months 3 days
Options vested and expected to vest as of December 30, 2021	9 years 1 month 9 days
Aggregate Intrinsic Value
Balance	$ 7,024,429	$ 422,500	$ 623,100
Stock options exercised	302,500
Options exercisable as of December 31, 2021	3,471,200
Options vested and expected to vest as of December 31, 2021	$ 7,024,429